Other Indebtedness (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 22, 2011	Dec. 31, 2011	Dec. 31, 2010
Floating rate loan stock			$ 64.2
Floating rate loan stock, principal payments			0
Floating rate loan stock denominated in Euros			48.2
Credit agreement with major money center banks, amount			150.0
Maximum borrowing capacity under revolving credit facility before amendment	150.0
Maximum borrowing capacity under revolving credit facility	170.0
Revolving credit facility, expiration date before amendment	April 30, 2013
Revolving credit facility, expiration date	Apr. 30, 2014
Borrowings outstanding under revolving credit facility		0
Line of credit facility remaining borrowing capacity held with lender		51.00%
Revolving letter of credit amount outstanding		15.0
Amount drawn under revolving letter of credit		0.4
Note payable as part of ARIS acquisition		0.8	0.8
Note payable on recourse basis		$ 0.2	$ 0.2
Variable interest rate of note payable, above 30-day LIBOR		2.00%
Interest rate at the end of the year		2.37%
Debt Instrument, expiry date		Dec. 16, 2013